UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accumulated depreciation on vessels	$ 276.3	$ 251.4
Common stock, shares authorized	300,000,000	300,000,000
Class A common stock [Member]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	71,200,000	71,100,000
Common stock, shares outstanding	71,200,000	71,100,000
Class B common stock [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000